Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Prepaid Expenses and Other Current Assets
Prepaid royalties	$ 42,698	$ 12,322
Prepaid taxes	34,094	29,645
Other receivables	14,840	7,378
Forward contracts	25,867	3,289
Prepaid rent	13,543	10,599
Restricted cash	125	39
Other prepaid expenses	20,359	23,048
Other	204	196
Prepaid expenses and other current assets	$ 151,730	$ 86,516